CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 13,357	$ 16,031	$ 21,510
Other comprehensive income
Actuarial gains and losses	42	20	(114)
Change in fair value of investments in equity instruments	(193)	144	(11)
Tax effect	51	46	(11)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Items not potentially reclassifiable to profit and loss	8,637	(3,953)	2,437
Currency translation adjustment	(7,072)	2,759	(3,277)
Cash flow hedge	(1,060)	3,119	2,898
Variation of foreign currency basis spread	22	(32)	(11)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
Other	8	1	(2)
Tax effect	255	(814)	(730)
Items potentially reclassifiable to profit and loss	(8,331)	4,787	(1,330)
Total other comprehensive income (net amount)	306	834	1,107
COMPREHENSIVE INCOME	13,663	16,865	22,617
TotalEnergies share	13,356	16,636	22,534
Non-controlling interests	$ 307	$ 229	$ 83